2. ACQUISITION (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Acquisition Tables
Fair Value of Tangible Assets acquired	$ (7,941,000)
Intangible assets, subject to amortization	(4,975,000)
Goodwill	(162,000)
Liabilities assumed	(660,000)
Total	$ 12,418,000